Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 1,261	$ 2,850	$ 723
Accounts receivable	331	323	88
Deferred offering costs			878
Prepaid expenses and other current assets	483	306	208
Forward purchase agreement asset		155
Restricted cash	144	142	138
Total current assets	2,219	3,776	2,035
Property and equipment, net	31	37	102
Right-of-use asset - operating lease	275	418	966
Security deposits	66	66	66
Patents, net	174	176	186
SEPA put rights asset	32	188
Total assets	2,797	4,661	3,355
Current liabilities:
Accounts payable	4,704	3,936	7,916
Accrued expenses	7,778	7,496	5,381
Excise taxes payable	4,401	4,401
Operating lease liability, current	300	456	567
Finance lease liability, current			130
Income taxes payable	366	366
Convertible notes	2,801	2,725
Embedded derivative liability	111	80
Total current liabilities	20,608	19,607	15,736
Operating lease liability, noncurrent			455
Total liabilities		19,607	16,191
Commitments and Contingencies (Note 9)
Convertible preferred stock, $0.001 par value, issuable in series:
Total convertible preferred stock			75,599
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; zero shares issued and outstanding
Common stock, $0.0001 par value; 110,000,000 shares authorized; 51,965,765 and 51,815,765 shares issued, 50,982,432 and 50,832,432 shares outstanding at March 31, 2025 and December 31, 2024, respectively	5	5	2
Treasury stock			(33)
Additional paid-in capital	101,625	100,603	19,918
Accumulated deficit	(119,990)	(116,103)	(108,871)
Total Abpro Holdings, Inc.’s stockholders’ deficit	(18,360)	(15,495)	(88,984)
Non-controlling interest	549	549	549
Total stockholders’ deficit	(17,811)	(14,946)	(88,435)
Total liabilities and stockholders’ deficit	2,797	4,661	3,355
Series F Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Total convertible preferred stock			9,991
Series E Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Total convertible preferred stock			29,841
Series D Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Total convertible preferred stock			17,622
Series C Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Total convertible preferred stock			14,949
Series B Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Total convertible preferred stock			1,401
Series A Redeemable, Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Total convertible preferred stock			1,795
Related Party
Current liabilities:
Notes payable, current – related parties		147	$ 1,742
Notes payable, current – related parties	$ 147	$ 147